SCHEDULE OF CASH FLOW ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Net cash used in operating activities	$ (45,960)	$ (22,783)	$ (39,808)
Net cash provided by (used in) investing activities	17,321	(1,058)	(1,762)
Net cash (used in) provided by financing activities	(8,384)	10,818	4,875
Net decrease in cash and cash equivalents	$ (37,023)	$ (13,023)	$ (36,695)